Deutsche Asset Management Americas Inc.
                                         Two International Place
                                         Boston, MA 02110
                                         March 4, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE:      Scudder Focus Value+Growth Fund (the "Fund"), (Reg. No. 33-61433)
         (811-7331)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of the Prospectus, Supplement and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was electronically filed on February 26, 2003.


         Any comments or question on this filing should be directed to Paula Gray at 617-295-2579.

                                        Very truly yours,

                                        /s/Dennis Gallagher

                                        Dennis Gallagher, Esq.
                                        Vice President,
                                         Deutsche Investment Management
                                        Americas Inc.

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cc:      David Sturms, Esq., Vedder, Price, Kaufman & Kammholz
         Stephanie Grauerholz-Lofton, Esq., Vedder, Price, Kaufman & Kammholz